                   SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS

               CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND

The following information supercedes certain information contained in the fund's Prospectus.

CHANGES TO THE OPERATING EXPENSES

The following information replaces the information provided on pages 8 and 9 of the fund's prospectus:

                             FEES AND FUND EXPENSES
This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are estimated for the current fiscal year.


SHAREHOLDER FEES
 (paid directly from your investment)
---------------------------------------------------------------------------------------------
Sales charge "load" on purchases                                                       NONE
---------------------------------------------------------------------------------------------
Deferred sales charge "load"                                                           NONE
---------------------------------------------------------------------------------------------
Sales charge "load" on reinvested distributions                                        NONE
---------------------------------------------------------------------------------------------
Redemption fees                                                                        NONE
---------------------------------------------------------------------------------------------
Exchange fees                                                                          NONE
---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
---------------------------------------------------------------------------------------------
Management fee                                                                        0.90%
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                                  0.50%
---------------------------------------------------------------------------------------------
Other expenses                                                                        0.38%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                                                 1.78%

* Estimated fees and expenses for the fiscal year ending October 31, 2001 are shown below. Fee waivers and expense reimbursements or credits have reduced expenses during the current fiscal year, but may be discontinued at any time. Total annual fund operating expenses have been restated to reflect current expenses.

EXPENSES AFTER WAIVERS AND
REIMBURSEMENTS
Management fee                                                                        0.90%
Distribution and service (12b-1) fee                                                  0.50%
Other expenses                                                                        0.36%
                                                                                       ----
TOTAL NET ANNUAL FUND OPERATING EXPENSES                                              1.76%

                                    EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assuming you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before waivers and expense reimbursements and credits), and you close your account at the time periods shown. Based on these assumptions, your cost would be:


----------------------------------------------------
ONE YEAR     THREE YEARS   FIVE YEARS    TEN YEARS
----------------------------------------------------
   $181         $560          $964         $2,095
----------------------------------------------------

Dated:  August 7, 2001                                             ADEMG-16-0801

                   SUPPLEMENT TO THE COMMON CLASS PROSPECTUS

               CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND

The following information supercedes certain information contained in the fund's Prospectus.

CHANGES TO THE OPERATING EXPENSES

The following information replaces the information provided on pages 8 and 9 of the fund's prospectus with respect to the fund:

                             FEES AND FUND EXPENSES
This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are estimated for the current fiscal year.


                                                               EMERGING
                                                              GROWTH FUND
SHAREHOLDER FEES
 (paid directly from your investment)
-------------------------------------------------------------------------
 Sales charge "load" on purchases                                NONE
-------------------------------------------------------------------------
 Deferred sales charge "load"                                    NONE
-------------------------------------------------------------------------
Sales charge "load" on reinvested distributions                  NONE
-------------------------------------------------------------------------
Redemption fees                                                  NONE
-------------------------------------------------------------------------
Exchange fees                                                    NONE
-------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
  (deducted from fund assets)
-------------------------------------------------------------------------
Management fee                                                  0.90%
-------------------------------------------------------------------------
Distribution and service (12b-1) fee                            0.00%
-------------------------------------------------------------------------
Other expenses                                                  0.38%
-------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                           1.28%

* Estimated fees and expenses for the fiscal year ending October 31, 2001 are shown below. Fee waivers and expense reimbursements or credits have reduced expenses during the current fiscal year, but may be discontinued at any time. Total annual fund operating expenses have been restated to reflect current expenses.

EXPENSES AFTER WAIVERS AND                                     EMERGING
REIMBURSEMENTS                                                GROWTH FUND
Management fee                                                  0.90%
Distribution and service (12b-1) fee                            0.00%
Other expenses                                                  0.36%
                                                                 ----
TOTAL NET ANNUAL FUND OPERATING EXPENSES                        1.26%

                                    EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assuming you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before waivers and expense reimbursements and credits), and you close your account at the time periods shown. Based on these assumptions, your cost would be:


------------------------------------------------------------------------
                        ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Emerging Growth Fund     $130        $406          $702        $1,545
------------------------------------------------------------------------

Dated:  August 7, 2001                                             WPUSS-16-0801